UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03714
                                                     ---------

                         Phoenix CA Tax-Exempt Bond Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                     Date of reporting period: July 31, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.




PHOENIX CA TAX-EXEMPT BOND FUND
GLOSSARY
JULY 31, 2006

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Authority

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

IBC
Insured Bond Certificate

MBIA
Municipal Bond Insurance Association

VA
Department of Veterans Affairs

Phoenix CA Tax-Exempt Bond Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                           PAR VALUE
                                                             (000)               VALUE
                                                           -----------       -------------
MUNICIPAL BONDS--95.2%

DEVELOPMENT REVENUE--7.1%
Los Angeles County Public Works Financing
   Authority 5.50%, 10/1/12 (MBIA Insured)                 $     530          $    545,614
San Diego Redevelopment Agency Series A
   4.75%, 9/1/30 (AMBAC Insured)                                 500               500,380
San Diego Redevelopment Agency Series B
   5.35%, 9/1/24 (AMBAC Insured)                               1,000             1,052,920
Santa Clara Redevelopment Agency Tax
   Allocation 5%, 6/1/22 (MBIA Insured)                        1,000             1,033,800
                                                                              ------------
                                                                                 3,132,714
                                                                              ------------
GENERAL OBLIGATION--19.3%
Antelope Valley Union High School District Series
   A 5%, 2/1/27 (MBIA Insured)                                 1,000             1,030,320
California State 5.50%, 4/1/08 (MBIA Insured)                  1,500             1,544,250
California State 5%, 2/1/20                                      750               778,950
Gilroy Unified School District 5%, 8/1/27
   (FGIC Insured)                                                500               516,675
Los Angeles Unified School District Election of
   1997 Series E 5.125%, 1/1/27 (MBIA Insured)                 1,000             1,039,450
Napa Valley Unified School District Election 2002
   5%, 8/1/28 (FGIC Insured)                                   1,000             1,039,650
Santa Clara Unified School District 5.50%, 7/1/20
   (FGIC Insured)                                              1,000             1,074,750
Walnut Valley Unified School District Series A 0%,
   8/1/19 (MBIA Insured)                                       3,095             1,481,298
                                                                              ------------
                                                                                 8,505,343
                                                                              ------------
GENERAL REVENUE--12.4%
Anaheim Public Financing Authority Series C 6%,
   9/1/16 (FSA Insured)                                        2,600             2,959,970
Fontana Public Financing Authority Tax Allocation
   5%, 10/1/29 (AMBAC Insured)                                 1,000             1,031,080
Pomona Certificates of Participation 5.50%, 6/1/28
   (AMBAC Insured)                                             1,365             1,486,649
                                                                              ------------
                                                                                 5,477,699
                                                                              ------------

                                                            PAR VALUE
                                                               (000)              VALUE
                                                           -----------       -------------
HIGHER EDUCATION REVENUE--4.7%
California State Public Works Board Series D 5%,
   5/1/30                                                  $   1,000          $  1,024,120
University of California Series B 4.75%, 5/15/38                 500               500,290
University of California Series G 4.75%, 5/15/35
   (FGIC Insured)                                                525               527,341
                                                                              ------------
                                                                                 2,051,751
                                                                              ------------
MEDICAL REVENUE--3.6%
California Health Facilities Financing Authority 5%,
   11/15/34                                                      500               505,515
California State Public Works Board Department
   of Mental Health Series A 5.50%, 6/1/16                     1,000             1,087,990
                                                                              ------------
                                                                                 1,593,505
                                                                              ------------

MULTIFAMILY REVENUE--0.2%
Los Angeles Community Redevelopment Agency
   Series A 6.55%, 1/1/27 (AMBAC/FHA Insured)                    105               105,363

MUNICIPAL UTILITY DISTRICT REVENUE--1.1%
Sacramento Municipal Utilites District Financing
   Authority 4.75%, 7/1/26 (MBIA Insured)                        500               502,730

POWER REVENUE--2.6%
Northern California Power Agency Series A
   5.20%, 7/1/32 (MBIA Insured)                                1,120             1,159,861

PRE-REFUNDED--39.2%
Covina Community Redevelopment Agency
   8.80%, 1/1/08(b)                                              255               266,432
Huntington Park Redevelopment Agency Series A
   8%, 12/1/19 (FHA/VA/Priv Mtgs Insured)(b)                   2,400             3,323,376
Los Angeles County Public Works Financing
   Authority 5.50%, 10/1/12 Prerefunded 10/1/07
   @ 101 (MBIA Insured)                                          970             1,000,594
Los Angeles Harbor Department 7.60%, 10/1/18(b)                  990             1,191,465
Lucia Mar Unified School District Election 2004
   Series A 5%, 8/1/27 Prerefunded 8/1/14 @ 100
   (FGIC Insured)                                              1,000             1,079,200
M-S-R Public Power Agency Series D 6.75%,
   7/1/20 (MBIA Insured)(b)                                    1,920             2,235,302
Northern California Power Agency 7.50%, 7/1/23
   Prerefunded 7/1/21 @ 100 (AMBAC Insured)                      195               257,166


Phoenix CA Tax-Exempt Bond Fund

                                                            PAR VALUE
                                                               (000)              VALUE
                                                           -----------       -------------
PRE-REFUNDED--(CONTINUED)
Pomona Unified School District Series C
   5.60%, 8/1/12 (MBIA Insured)(b)                         $   1,500          $  1,649,430
Riverside County Single Family Issue B 8.625%,
   5/1/16 (GNMA Collateralized)(b)                               700               946,883
Riverside County Single Family Series A 7.80%,
   5/1/21 (GNMA Collateralized)(b)                             4,000             5,385,120
                                                                              ------------
                                                                                17,334,968
                                                                              ------------
TRANSPORTATION REVENUE--1.1%
Los Angeles County Metropolitan Transportation
   Authority Sales Tax Series A 4.50%, 7/1/32
   (AMBAC Insured)                                               500               485,090

WATER & SEWER REVENUE--3.9%
Delta Diablo Sanitation District Certificates of
   Participation 0%, 12/1/16 (MBIA Insured)                    1,070               681,922
Metropolitan Water District Southern California
   Waterworks Series B-3 5%, 10/1/29
   (MBIA Insured)                                              1,000             1,037,240
                                                                              ------------
                                                                                 1,719,162
------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (IDENTIFIED COST $39,635,371)                                                42,068,186
------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.2%
   (IDENTIFIED COST $39,635,371)                                                42,068,186
                                                                              ------------
SHORT-TERM INVESTMENTS--3.8%

COMMERCIAL PAPER(d)--3.8%
Clipper Receivables Co.  LLC 5.29%, 8/1/06                     1,670             1,670,000
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,670,000)                                                     1,670,000
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $41,305,371)                                                    43,738,186(a)

Other assets and liabilities, net--1.0%                                            456,241
                                                                              ------------
NET ASSETS--100.0%                                                            $  44,194,427
                                                                              =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,564,394 and gross depreciation of $131,579 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $41,305,371.
(b) Escrowed to maturity.
(c) At July 31, 2006, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 95.2%. At July 31, 2006, 80% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 34%, GNMA 14%, AMBAC 11% and FGIC 10%.
(d) The rate shown is the discount rate.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix CA Tax-Exempt Bond Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

     The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.



ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Phoenix CA Tax-Exempt Bond Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date     September 25, 2006
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.